Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Subscription Receivable [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2023	¥ 806	¥ 15,451,803		¥ 220,185	¥ (16,946,064)	¥ (1,273,270)	¥ (175)		¥ (1,273,445)
Balance, shares at Mar. 31, 2023 | shares	1,410,826,415
Foreign currency translation adjustments				4,905		4,905			4,905
Net loss					(369,486)	(369,486)	(56)		(369,542)
Net profit attributable to redeemable non-controlling interests					(2,901)	(2,901)			(2,901)
Deemed dividend to preferred shareholders due to triggering of a down round feature (Note 14)		2,060,254			(2,060,254)
Proceeds from the issuance of senior convertible preferred shares in prior year (Note 14)	¥ 38,993	1,369,688	(107,879)			1,300,802			1,300,802
Conversion of senior convertible preferred shares into Class A ordinary shares | shares	54,960,889,255
Issuance of ordinary shares due to exercise of the share options	¥ 7	(3)				4			¥ 4
Issuance of ordinary shares due to exercise of the share options, shares | shares	9,765,729							6,880,590	6,880,590
Share-based compensation		47,095				47,095			¥ 47,095
Balance at Mar. 31, 2024	¥ 39,806	18,928,837	(107,879)	225,090	(19,378,705)	(292,851)	(231)		(293,082)
Balance, shares at Mar. 31, 2024 | shares	56,381,481,399
Foreign currency translation adjustments			(2,425)	2,628		203			203
Net loss					(199,326)	(199,326)	(8)		(199,334)
Net profit attributable to redeemable non-controlling interests					(4,986)	(4,986)			(4,986)
Proceeds from the issuance of senior convertible preferred shares in prior year (Note 14)			49,837			49,837			49,837
Issuance of ordinary shares due to exercise of the share options	¥ 10	(7)				3			¥ 3
Issuance of ordinary shares due to exercise of the share options, shares | shares	14,181,600							14,181,600	14,181,600
Share-based compensation		84,927				84,927			¥ 84,927
Reimbursement of ADS conversion fee to shareholders		(5,809)				(5,809)			(5,809)
Balance at Dec. 31, 2024	¥ 39,816	19,007,948	(60,467)	227,718	(19,583,017)	(368,002)	(239)		(368,241)
Balance, shares at Dec. 31, 2024 | shares	56,395,662,999
Foreign currency translation adjustments				6,912		6,912			6,912
Net loss					(262,707)	(262,707)	239	$ (37,533)	(262,500)
Net profit attributable to redeemable non-controlling interests					(14,833)	(14,833)			(14,833)
Issuance of ordinary shares due to exercise of the share options	¥ 39	(39)
Issuance of ordinary shares due to exercise of the share options, shares | shares	55,371,000							170,400	170,400
Share-based compensation		44,583				44,583			¥ 44,583
Reimbursement of ADS conversion fee to shareholders
Issuance of ordinary shares as Class A shares	¥ 6,067	317,790	39,302			363,159			363,159
Issuance of ordinary shares as class A , shares | shares	8,482,113,437
Balance at Dec. 31, 2025	¥ 45,922	¥ 19,370,282	¥ (21,165)	¥ 234,630	¥ (19,860,557)	¥ (230,888)		$ (33,017)	¥ (230,888)
Balance, shares at Dec. 31, 2025 | shares	64,933,147,436